COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating lease commitments
2018	¥ 263,400,004
2019	188,973,971
2020	98,682,126
2021	66,924,998
2022	53,406,162
Thereafter	178,218,196
Total	849,605,457
Operating lease, rental expense
Rental expense	445,000,000	¥ 378,000,000	¥ 134,000,000
Capital commitments
Outstanding capital commitments	49,000,000
Guarantee
Quota amount of air tickets	1,100,000,000
Deposits paid	133,000,000
Maximum amount of future payments	¥ 931,000,000